Inventories - Components of Inventories (Details) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Inventories
Aggregate stockpiles	$ 103,216	$ 86,236	$ 88,211
Finished goods	46,171	14,840
Work in process	8,052	5,141
Raw materials	17,300	23,865
Total	$ 174,739	$ 130,082	$ 111,553